Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities
Schedule of financial liabilities

		Thousands of Euros
Financial liabilities	Reference	31/12/2024	31/12/2023 (*)
Non-current bonds	(a)	5,418,211	4,615,474
Senior secured debt	(b)	2,373,264	3,309,032
Other loans	(b)	53,125	445,249
Other non-current financial liabilities	(d)	810,379	814,069
Non-current financial derivatives	Note 30	—	11
Non-current lease liabilities	Note 8	1,024,845	1,004,227
Loan transaction costs		(189,180)	(154,458)
Total non-current financial liabilities		9,490,644	10,033,604

Current bonds	(a)	113,298	145,898
Senior secured debt	(b)	25,420	34,832
Other loans	(b)	292,780	699,211
Other current financial liabilities	(d)	123,406	115,566
Current financial derivatives	Note 30	5,863	10,133
Current lease liabilities	Note 8	116,534	107,101
Loan transaction costs		(1,214)	(89,127)
Total current financial liabilities		676,087	1,023,614

(*) Restated figures (Note 2.d)

Schedule of detail of Senior Notes

Detail of Senior Notes at 31 December 2024 is as follows:

	Thousands of Euros
	Issuance date		Company		Nominal value	Currency	Annual coupon	Maturity
Unsecured senior notes	5/10/2021	(1)	Grifols, S.A.	(2)	1,400,000	Euros	3.875%	2028
	5/10/2021	(1)	Grifols, S.A.	(2)	705,000	US Dollars	4.750%	2028
	15/11/2019	(1)	Grifols, S.A.	(2)	770,000	Euros	2.250%	2027

Secured senior notes	30/4/2024	(1)			1,000,000
	4/6/2024	(1)	Grifols, S.A.		300,000	Euros	7.500%	2030
	19/12/2024	(3)	Grifols, S.A.		1,300,000	Euros	7.125%	2030

(1)Listed on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

(2)As a result of the merger between Grifols Escrow Issuer, S.A. and Grifols, S.A. in the fiscal year 2023 (see note 2).

(3)	Currently in process of preparation of the documentation for the listing on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

Schedule of details of movement in Senior Notes

Details of movement in the Senior Notes for the year ended 31 December 2024 are as follows:

	Thousands of Euros
	Outstanding				Outstanding
	balance at			Exchange	balance at
	01/01/2024	Issuance	Cancellation	differences	31/12/2024
Senior unsecured corporate notes 2017	1,000,000	—	(1,000,000)	—	—
Senior secured corporate notes 2019	1,577,465	—	(837,856)	—	739,609
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	638,009	—	—	40,593	678,602
Senior secured corporate notes 2024	—	2,600,000	—	—	2,600,000
	4,615,474	2,600,000	(1,837,856)	40,593	5,418,211

Details of movement in the Senior Notes for the year ended 31 December 2023 are as follows:

	Thousands of Euros
	Outstanding	Exchange	Outstanding
	balance at 01/01/2023	differences	balance at 31/12/2023
Senior unsecured corporate notes 2017	1,000,000	—	1,000,000
Senior secured corporate notes 2019	1,577,465	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	660,979	(22,970)	638,009
	4,638,444	(22,970)	4,615,474

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

	Thousands of Euros
	31/12/2024	31/12/2023
Issuance date	4/5/2024	5/5/2023
Maturity date	4/5/2025	4/5/2024
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	5.00%	4.00%
Promissory notes subscribed	77,475	117,570
Buy-backs or redemptions	(3,084)	(1,842)
Interest pending accrual	(1,214)	(1,540)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2024		31/12/2023
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	856,869	1,360,000	1,242,210
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,343,896	1,516,395	2,343,896	2,066,822
Total senior debt					3,703,896	2,373,264	3,703,896	3,309,032

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	—	—	100,000	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	21,250	85,000	31,875
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	85,000	31,875	85,000	42,500
Total EIB Loan					170,000	53,125	270,000	85,000

Revolving Credit	US Dollars	SOFR + 2.50%	15/11/2019	15/11/2025	414,667	—	937,559	360,249
Revolving Credit Renewed	US Dollars	SOFR + 2.50%	19/12/2024	30/5/2027	863,500	—	—	—
Total Revolving Credit					1,278,167	—	937,559	360,249

Loan transaction costs					—	(88,257)	—	(104,797)
Non-current loans and borrowings					5,152,063	2,338,132	4,911,455	3,649,484

					Thousands of Euros
					31/12/2024		31/12/2023
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	7,830	(*)	13,076
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	17,590	(*)	21,756
Total senior debt					—	25,420	—	34,832

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	(*)	10,625	(*)	10,625
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - Euribor + 7.9%			277,048	260,905	691,514	667,336
Loan transaction costs					—	—	—	(59,735)
Current loans and borrowings					277,048	318,200	691,514	674,308

(*) See amount granted under non-current debt.

Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2024 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2026	US Dollars	8,431	8,115	Euros	4,582
2027	US Dollars	1,566,943	1,508,280	Euros	852,287
Total	US Dollars	1,575,374	1,516,395	Euros	856,869

Schedule of movement in the revolving credit facility

	Thousands of Euros
	31/12/2024	31/12/2023
Drawn opening balance	360,249	—
Drawdowns	1,340,285	1,501,207
Repayments	(1,722,537)	(1,131,565)
Translation differences	22,003	(9,393)
Drawn closing balance	—	360,249

Schedule of details of other financial liabilities

		Thousands of Euros
Other financial liabilities	Reference	31/12/2024	31/12/2023
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	760,080	759,554
Non-current preferential loans		5,613	5,966
Other non-current financial liabilities	(ii)	44,686	48,549
Total other non-current financial liabilities		810,379	814,069

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	84,539	81,384
Current preferential loans		1,392	1,536
Other current financial liabilities		37,475	32,646
Total other current financial liabilities		123,406	115,566

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2024	31/12/2023
Maturity at:
Up to one year	123,405	115,566
Two years	51,645	52,268
Three years	51,211	48,478
Four years	51,016	48,060
Five years	95,262	47,848
Over five years	561,245	617,415
	933,784	929,635

Schedule of changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2022		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Payments		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid		(150,595)	(156,461)	—	(43,331)	(350,387)
Liabilities assumed in business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at 31 December 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248
New financing		113,100	1,505,657	—	4,621	1,623,378
Payments (*)		(121,957)	(1,171,677)	(116,394)	(57,532)	(1,467,560)
Interest accrued		177,482	352,325	40,105	85,586	655,498
Other movements		—	—	184,186	3,221	187,407
Interest paid		(147,998)	(308,048)	—	(72,896)	(528,942)
Liabilities assumed in business combinations	Note 3	—	—	—	2,464	2,464
Foreign exchange differences (*)		(29,971)	(95,983)	(13,513)	(31,808)	(171,275)
Balance at 31 December 2023		4,682,316	4,323,795	1,111,328	939,779	11,057,218
New financing (**)		2,616,194	1,340,285	—	(7,425)	3,949,054
Payments		(1,956,576)	(3,240,696)	(111,488)	(50,165)	(5,358,925)
Interest accrued		228,085	399,225	49,102	69,647	746,059
Other movements		—	—	49,356	2,922	52,278
Interest paid		(182,007)	(317,148)	—	(72,332)	(571,487)
Foreign exchange differences		41,358	150,873	43,081	57,222	292,534
Balance at 31 December 2024		5,429,370	2,656,334	1,141,379	939,648	10,166,731

(**) Includes transaction costs

(*) Restated figures (note 2.d)